Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories, Net	Inventories, net consist of the following:
	December 31, 2025	December 31, 2024
Finished goods	$1,879,542	$37,335